Leases - Lease Terms (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Leases [Abstract]
Operating lease expense	$ 203	$ 203
Variable lease expense	$ (100)	$ (61)
Weighted average remaining lease term - operating leases (in years)	12 years	13 years
Weighted average discount rate - operating leases (percent)	3.80%	3.40%